Commitments and Related Party Transactions	12 Months Ended
Apr. 30, 2020
Commitments And Related Party Transactions [Abstract]
Commitments and Related Party Transactions
15.	Commitments and Related Party Transactions

Except as disclosed elsewhere in these consolidated financial statements, the Company has the following commitments outstanding at April 30, 2020:

a)

As at April 30, 2020, the Company has shared lease commitments for office space of approximately $144 per year, expiring at various dates up to April 2025, which includes minimum lease payments and estimated taxes, but excluded operating costs, taxes and utilities, to expiry.

b)

As at April 30, 2020, the Company has a land lease agreement commitment with respect to the land at the mine site, for $132 per year which is currently being renegotiated. The Company also has ongoing commitments on the exploration and evaluation assets of approximately $260 per year increasing over the next 5 years for the AJC properties (see Note 9).

c)

As at April 30, 2020, the Company has management contracts to officers and directors totaling $450 per year, payable monthly, expiring in April 2022 and US$236 per year, payable monthly, expiring in August 2021.

The Company paid the following amounts to key management and directors in the years:

For the year ended April 30,	2020	2019	2018
Management fees	$838	$943	$1,112
Legal fees	23	3	64
Directors fees	72	82	86

Total	$933	$1,028	$1,262